ORGANIZATION	12 Months Ended
Dec. 31, 2020
ORGANIZATION
ORGANIZATION

1.    ORGANIZATION

21Vianet Group, Inc. was incorporated under the laws of the Cayman Islands on October 16, 2009 and its principal activity is investment holding. The Company through its consolidated subsidiaries and variable interest entities (the “VIEs”) are principally engaged in the provision of hosting and related services.

(a)	As of December 31, 2020, the significant subsidiaries of the Company and consolidated variable interest entities are as follows:

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities
			Direct
Subsidiaries:
21ViaNet Group Limited (“21Vianet HK”)	May 25, 2007	Hong Kong	100%	Investment holding
21Vianet Data Center Co., Ltd. (“21Vianet China”) (1)	June 12, 2000	PRC	100%	Provision of technical and consultation services and rental of long-lived assets
21Vianet (Foshan) Technology Co.,Ltd. (“FS Technology”) (1)	December 20, 2011	PRC	100%	Trading of network equipment, provision of technical and internet data center services
21Vianet Anhui Suzhou Technology Co.,Ltd. (“SZ Technology”) (1)	November 16, 2011	PRC	100%	Trading of network equipment
21Vianet Hangzhou Information Technology Co., Ltd. (“HZ Technology”) (1)	March 4, 2013	PRC	100%	Provision of internet data center services
iJoy Holding Limited (“iJoy BVI”)	May 6, 2011	British Virgin Islands	100%	Investment holding
21Vianet Mobile Limited (“21V Mobile”)	April 30, 2013	Hong Kong	100%	Investment holding and provision of telecommunication services
WiFire Group Inc. (“WiFire Group”)	March 7, 2014	British Virgin Islands	100%	Investment holding
Joytone Infotech Co., Ltd. (“SZ Zhuoaiyi”) (1)	April 30, 2013	PRC	100%	Provision of technical and consultation services
21Vianet Ventures Limited (“Ventures”)	March 6, 2014	Hong Kong	100%	Investment holding
Abitcool (China) Broadband Inc. (“aBitCool DG”) (1)	June 13, 2014	PRC	100%	Dormant company
Diyixian.com Limited (“DYX”)	August 10, 2014	Hong Kong	100%	Provision of virtual private network services
21Vianet Zhuhai Financial Leasing Co., Ltd. (“Zhuhai Financial Leasing”) (1)	April 9, 2015	PRC	100%	Provision of finance leasing business services
21Vianet DRP Investment Holdings Limited (“DRP investment”)	January 10, 2017	Hong Kong	100%	Investment holding
Shihua DC Investment Holdings Limited (“Shihua Investment”)	March 14, 2017	Cayman Islands	51%	Investment holding
21Vianet (Xi’an) Technology Co., Ltd. (“Xi’an Tech”) (1)	July 5, 2012	PRC	51%	Provision of technical and internet data center services
Foshan Zhuoyi Intelligence Data Co., Ltd. (“FS Zhuoyi”) (1)	July 7, 2017	PRC	51%	Provision of internet data center services
Beijing Hongyuan Network Technology Co., Ltd. (“BJ Hongyuan”) (1)	December 8, 2014	PRC	51%	Provision of internet data center services
Dermot Holdings Limited (“Dermot BVI”) (3)	August 8, 2014	British Virgin Islands	100%	Investment holding
Shihua DC Investment Holdings 2 Limited (“Shihua Holdings 2”) (4)	August 20, 2019	Cayman Islands	100%	Investment holding
Shanghai Waigaoqiao Free Trade Zone Hongming Logistics Co., Ltd. (“Hongming Logistics”) (1) / (4)	August 20, 2019	PRC	100%	Provision of internet data center services
Shanghai Edge Connect Technology Co., Ltd. (“SH Edge Connect”) (1)	November 3, 2020	PRC	100%	Provision of technical and internet data center services
Beijing Jianghe Cloud Technology Co.,Ltd. (“BJ JHC”) (1) / (8)	November 17, 2020	PRC	100%	Provision of internet data center services
Beijing Shuntou Green Energy Data Technology Co.,Ltd. (“BJ ST”) (1) / (8)	November 17, 2020	PRC	100%	Provision of internet data center services

1.    ORGANIZATION(CONTINUED)

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities
Direct
Variable Interest Entities (the “VIEs”):
Beijing Yiyun Network Technology Co., Ltd. (“21Vianet Technology”) (1) / (2)	October 22, 2002	PRC	—	Provision of internet data center services
Beijing iJoy Information Technology Co., Ltd. (“BJ iJoy”) (1) / (2)	April 30, 2013	PRC	—	Provision of internet data center, content delivery network services
WiFire Network Technology (Beijing) Co., Ltd. (“WiFire Network”) (1) / (2)	April 1, 2014	PRC	—	Provision of telecommunication services
Shanghai Zhiyan Yunwei Technology Co.,Ltd. (“SH Zhiyan”) (1) / (2)	December 12, 2020	PRC	—	Provision of telecommunication services

Held directly by 21Vianet Technology:
Beijing 21Vianet Broad Band Data Center Co., Ltd. (“21Vianet Beijing”) (1) / (2)	March 15, 2006	PRC	—	Provision of internet data center services

Held directly by 21Vianet Beijing:
21Vianet (Xi’an) Information Outsourcing Industry Park Services Co., Ltd. (“Xi’an Sub”) (1) / (2)	June 23, 2008	PRC	—	Provision of internet data center services
Langfang Xunchi Computer Data Processing Co., Ltd. (“LF Xunchi”) (1) / (2)	December 19, 2011	PRC	—	Dormant company
Beijing Yilong Xinda Technology Co., Ltd. (“Yilong Xinda”) (1) / (2)	August 6, 2010	PRC	—	Provision of internet data center services
Beijing Yichengtaihe Investment Co., Ltd. (“BJ Yichengtaihe”) (1) / (2)	September 30, 2014	PRC	—	Provision of internet data center services
Guangzhou Lianyun Big Data Co. Ltd. (“GZ Lianyun”) (1) / (2)	April 14, 2016	PRC	—	Provision of internet data center services
Beijing Xianghu Yunlian Technology Co., Ltd. (“Xianghu Yunlian”) (1) / (2)	November 7, 2018	PRC	—	Provision of internet data center services
Shanghai Hujiang Songlian Technology Co., Ltd. (“Hujiang Songlian”) (1) / (2)	December 17, 2018	PRC	—	Provision of internet data center services
Beijing Shuhai Hulian Technology Co., Ltd. (“BJ Shuhai”) (1) / (2)	January 2, 2019	PRC	—	Provision of internet data center services
Nantong Chenghong Cloud Computing Co., Ltd. (“NT Chenghong”) (1) / (2)	December 24, 2019	PRC	—	Provision of internet data center services
Shanghai Shuzhong Investment Management Co., Ltd. (“SH Shuzhong”) (1)/(2)/(5)	June 30, 2020	PRC	—	Provision of internet data center services
Sanhe Shulifang Information Technology Co., Ltd. (“Shulifang”) (1)/(2)/(6)	July 21, 2020	PRC	—	Provision of internet data center services
Langfang Huahai Internet Technology Co., Ltd. (“LF Huahai”) (1)/(2)/(7)	September 11, 2020	PRC	—	Provision of internet data center services

1.    ORGANIZATION(CONTINUED)

Entity	Date of incorporation/ acquisition	Place of incorporation	Percentage of direct ownership by the Company	Principal activities

Held directly by SH Zhiyan:
Shanghai Blue Cloud Technology Co., Ltd. (“SH Blue Cloud”) (1) / (2)	March 21, 2013	PRC	—	Provision of Office 365 and Windows Azure platform services

Held directly by DYX and LF Xunchi:
Shenzhen Diyixian Telecommunication Co., Ltd. (“SZ DYX”) (1)	August 10, 2014	PRC	100%	Provision of virtual private network services

(1)	Collectively, the “PRC Subsidiaries”.
(2)	Collectively, the “Consolidated VIEs”.
(3)	On August 10, 2014, the Company and its subsidiary, LF Xunchi, acquired 100% equity interest of Dermot BVI and its subsidiaries (collectively referred to as “Dermot Entities”).
(4)	On August 20, 2019, the Company through its subsidiary, DRP Investment, became the sole shareholder in Shihua Holding 2 and its subsidiaries (Note 4).
(5)	On June 30, 2020, the Company through its subsidiary, Shanghai Shilian Technology Co., Ltd (“SH Shilian”), acquired 100% equity interest of SH Shuzhong (Note 4).
(6)	On July 21, 2020, the Company through its subsidiary, SH Shilian, acquired 100% equity interest of Shulifang (Note 4).
(7)	On September 11, 2020, the Company through its subsidiaries, SH Shilian and 21Vianet Venus International Investment Limited (“21Vianet Venus”), acquired 100% equity interest of LF Huahai (Note 4).
(8)	On November 17, 2020, the Company through its subsidiary, 21Vianet Saturn International Investment Limited (“21Vianet Saturn”) and Beijing Zhongshun Yongfeng Investment Consulting Co.,Ltd. (“YF WFOE”), acquired 100% equity interest of BJ JHC and BJ ST (Note 4).

1.    ORGANIZATION (CONTINUED)

(b)	PRC laws and regulations prohibit foreign ownership of internet and telecommunications-related businesses. To comply with these foreign ownership restrictions, the Company conducts its businesses in the PRC through its VIEs using contractual agreements (the “VIE Agreements”). The Company controls four VIEs, namely 21Vianet Technology, BJ iJoy, WiFire Network and SH Zhiyan as of December 31, 2020. The key terms of the VIE Agreements in relation to BJ iJoy, WiFire Network and SH Zhiyan are substantially similar to 21Vianet Technology, except for the terms separately disclosed as below.

The equity interests of 21Vianet Technology are legally held by certain PRC individuals, including Chen Sheng, the Executive Chairman of Board of Directors of the Company and Zhang Jun (collectively the “Nominee Shareholders”. The following is a summary of the key terms of the VIE Agreements of 21Vianet Technology:

Exclusive option agreement

Pursuant to the exclusive option agreement entered into amongst 21Vianet China and the Nominee Shareholders of 21Vianet Technology, the Nominee Shareholders granted the Company or its designated party, an exclusive irrevocable option to purchase all or part of the equity interests held by the Nominee Shareholders in 21Vianet Technology, when and to the extent permitted under the PRC laws, at an amount equal to RMB1. 21Vianet Technology cannot declare any profit distributions or grant loans in any form without the prior written consent of 21Vianet China. The Nominee Shareholders must remit in full any funds received from 21Vianet Technology to 21Vianet China, in the event any distributions are made by 21Vianet Technology. The term of this agreement is 10 years, expiring on December 18, 2016, which is renewable at the sole discretion of 21Vianet China. On December 19, 2016, this agreement was renewed for another 10 years, expiring on December 18, 2026.

SH Zhiyan has substantially similar exclusive option agreement except that the term of SH Zhiyan will terminate when SH Edge Connect, the primary beneficiary, purchases all of SH Zhiyan’s equity interest held by the Nominee Shareholder, Shanghai Rongyan Yunqi Technology Co.,Ltd. (“SH Rongyan”).

Exclusive technical consulting and service agreement

Pursuant to the exclusive technical consulting and service agreement entered into between 21Vianet China and 21Vianet Technology, 21Vianet China is to provide exclusive management consulting services and internet technical services in return for fees based on of a predetermined hourly rate of RMB1, which is adjustable at the sole discretion of 21Vianet China. The term of this agreement is 10 years, expiring on December 18, 2016, which is renewable at the sole discretion of 21Vianet China. On December 19, 2016, this agreement was renewed for another 10 years, expiring on December 18, 2026.

SH Zhiyan has substantially similar exclusive technical consulting and service agreement except that the term for SH Zhiyan would be in effect for an unlimited term unless terminated in writing by SH Edge Connect, the primary beneficiary of VIE SH Zhiyan.

1.    ORGANIZATION (CONTINUED)

Loan agreement

In January 2011, 21Vianet China and the Nominee Shareholders entered into a loan agreement. Pursuant to the agreement, 21Vianet China has provided interest-free loan facilities of RMB7,000 and RMB3,000, respectively, to the Nominee Shareholders of 21Vianet Technology for the purpose of providing capital to 21Vianet Technology to develop its data center and telecommunications value-added business and related businesses. There is no fixed term for the loan.

The Nominee Shareholders of SH Zhiyan did not enter into any loan agreement to fund the capital injected in SH Zhiyan.

Power of attorney agreement

The Nominee Shareholders entered into the power of attorney agreement whereby they granted an irrevocable proxy of the voting rights underlying their respective equity interests in 21Vianet Technology to 21Vianet China, which includes, but are not limited to, all the shareholders’ rights and voting rights empowered to the Nominee Shareholders by the company law and 21Vianet Technology’s Articles of Association. The power of attorney remains valid and irrevocable from the date of execution, so long as each Nominee Shareholder remains as a shareholder of 21Vianet Technology.

The power of attorney agreement in relation to 21Vianet Technology was reassigned to 21Vianet Group, Inc. in September 2010.

Share pledge agreement

Pursuant to the share pledge agreement entered into amongst 21Vianet China, 21Vianet Technology and the Nominee Shareholders, the Nominee Shareholders have contemporaneously pledged all their equity interests in 21Vianet Technology to guarantee the repayment of the loan under the Loan Agreement between 21Vianet China and the Nominee Shareholders. On August 10, 2015, a Notification of Cancellation of share pledge registration was issued by Beijing Administration for Industry and Commerce, Pinggu Branch to cancel the registration of the share pledge by one of the Nominee Shareholders of 21Vianet Technology, Zhang Jun. Such cancellation does not affect the effectiveness of the share pledge agreement and does not lessen the control imposed on the contractual parties of the Company.

If 21Vianet Technology breaches its respective contractual obligations under the Share pledge agreement and the loan agreement, 21Vianet China, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The Nominee Shareholders agreed not to transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their equity interests in 21Vianet Technology without the prior written consent of 21Vianet China.

SH Zhiyan has substantially similar term the Nominee Shareholders of SH Zhiyan did not enter into any loan agreement to fund the capital injected in SH Zhiyan as mentioned above.

1.    ORGANIZATION (CONTINUED)

Financial support letter

Pursuant to the financial support letter, 21Vianet Group, Inc. agreed to provide unlimited financial support to 21Vianet Technology for its operations and agreed to forego the right to seek repayment in the event 21Vianet Technology is unable to repay such funding.

SH Zhiyan has substantially similar term except that SH Edge Connect provides unlimited financial support to SH Zhiyan for its operations.

Despite the lack of technical majority ownership, there exists a parent-subsidiary relationship between the Company and 21Vianet Technology through the irrevocable power of attorney agreement, whereby the Nominee Shareholders effectively assigned all of their voting rights underlying their equity interests in 21Vianet Technology to the Company. In addition, the Company, through 21Vianet China, obtained effective control over 21Vianet Technology through the ability to exercise all the rights of 21Vianet Technology’s shareholders pursuant to the share pledge agreement and exclusive option agreement. The Company demonstrates its ability and intention to continue to exercise the ability to absorb substantially all of the expected losses through the financial support letter. In addition, the Company also demonstrates its ability to receive substantially all of the economic benefits of 21Vianet Technology through 21Vianet China through the consulting and service agreement. Thus, the Company is the primary beneficiary of 21Vianet Technology and consolidates 21Vianet Technology and its subsidiaries under Accounting Standards Codification (“ASC”) Subtopic 810-10, Consolidation: Overall (“ASC 810-10”). Similar conclusion has been reached with respect to the VIE structures with the Company or the Company’s subsidiaries, as the respective primary beneficiaries for other VIEs, i.e., BJ iJoy, WiFire Network and SH Zhiyan.

In the opinion of the Company’s management and PRC counsel, (i) the ownership structure of the VIEs is in compliance with applicable PRC laws and regulations in any material respect, and (ii) each of the VIE Agreements is valid, legally binding and enforceable to each party of such agreements under the existing PRC laws and will not violate any PRC laws or regulations currently in effect.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to its opinion. If the current ownership structure of the Company and its contractual arrangements with the VIEs are found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its ownership structure and operations in the PRC to comply with the changing and new PRC laws and regulations. To the extent that changes and new PRC laws and regulations prohibit the Company’s VIE arrangements from complying with the principles of consolidation, the Company would have to deconsolidate the financial position and results of operations of its VIEs. In the opinion of management, the likelihood of loss in respect of the Company’s current ownership structure or the contractual arrangements with the VIEs is remote based on current facts and circumstances.

1.    ORGANIZATION (CONTINUED)

(c)	VIE disclosures

Except for certain property with carrying amounts of RMB134,415 (US$20,600) that were pledged to secure banking borrowings granted to the Company (Note 13), there were no pledges or collateralization of the Consolidated VIEs’ assets. Creditors of the Consolidated VIEs have no recourse to the general credit of the primary beneficiaries of the Consolidated VIEs, and such amounts have been parenthetically presented on the face of the consolidated balance sheets. The Consolidated VIEs operate the data centers and own facilities including data center buildings, leasehold improvements, fiber optic cables, computers and network equipment, which are recognized in the Company’s consolidated financial statements. They also hold certain value-added technology licenses, registered copyrights, trademarks and registered domain names, including the official website, which are also considered as revenue-producing assets. However, none of such assets was recorded on the Company’s consolidated balance sheets as such assets were all acquired or internally developed with insignificant cost and expensed as incurred. In addition, the Company also hires data center operation and marketing workforce for its daily operations and such costs are expensed when incurred. The Company has not provided any financial or other support that it was not previously contractually required to provide to the Consolidated VIEs during the periods presented.

(d)	Cooperation with Waburg Pincus

In March 2017, the Company entered into an investment agreement with Warburg Pincus to establish a multi-stage joint venture and build a digital real estate platform in China. The Company seeded the initial JV with four existing high-performing IDC assets, and Warburg Pincus contributed direct capital and extensive industry network and resources in the real estate sector. The Company owns 51% of the equity interests in the four existing internet data center (“IDC”) assets while Warburg Pincus owns the remaining 49%. On March 14, 2017, Shihua Investment was established by the Company and a subsidiary of Warburg Pincus, with the equity interest of 51% and 49%, respectively.

In March 2017, the Company and Warburg Pincus set up two joint ventures, Shihua Holdings 2 and Shihua DC Investment Management Limited (“Shihua Investment Management”) (collectively, “Shihua DC Holdings”) (Note 12), with the equity interest of 49% and 51%, respectively. The Company accounted for the investment in the two joint ventures under equity method investments for its ability to exercise significant influence.

In July 2019, the Company entered into restructuring agreements with Warburg Pincus. Pursuant to the restructuring agreement, Shihua Holdings 2 transferred 100% of the equity interest in some subsidiaries at the consideration equivalent to the subsidiaries’ paid-in capital to Warburg Pincus. Thereafter, Shihua Holdings 2 repurchased and cancelled all Warburg Pincus’s shares in Shihua Holdings 2. Upon completion of restructuring on August 20, 2019, the Company became the sole shareholder in Shihua Holdings 2, which was accounted for as an asset acquisition (Note 4).

1.    ORGANIZATION (CONTINUED)

The following tables represent the financial information of the Consolidated VIEs as of December 31, 2019 and 2020 and for the years ended December 31, 2018, 2019 and 2020 before eliminating the intercompany balances and transactions between the Consolidated VIEs and other entities within the Company:

	As of December 31,
	2019	2020
	RMB	RMB	US$
ASSETS
Current assets:
Cash and cash equivalents	591,503	737,556	113,035
Restricted cash	260,961	260,450	39,916
Accounts receivable (net of allowance for doubtful debt of RMB66,416 and RMB67,632 (US$10,365) as of December 31, 2019 and 2020, respectively)	513,440	664,610	101,856
Prepaid expenses and other current assets	1,371,564	1,622,662	248,684
Amounts due from related parties	57,982	12,968	1,987
Total current assets	2,795,450	3,298,246	505,478
Non-current assets:
Property and equipment, net	3,580,341	5,170,878	792,472
Intangible assets, net	151,722	342,288	52,458
Land use rights, net	58,588	46,719	7,160
Operating lease right-of-use assets, net	1,144,846	1,134,073	173,804
Goodwill	302,647	308,110	47,220
Restricted cash	66,119	27,719	4,248
Deferred tax assets, net	180,959	168,181	25,775
Amounts due from related parties	20,654	20,562	3,151
Other non-current assets	262,685	435,144	66,689
Long-term investments, net	189,571	172,593	26,451
Total non-current assets	5,958,132	7,826,267	1,199,428
Total assets	8,753,582	11,124,513	1,704,906
Current liabilities:
Short-term bank borrowings	232,323	34,000	5,211
Accounts payable and notes payable	211,710	182,669	27,995
Accrued expenses and other payables	622,160	981,961	150,492
Advance from customers	1,068,692	1,041,594	159,631
Deferred revenue	52,088	58,066	8,899
Income tax payable	8,175	12,743	1,953
Amounts due to inter-companies (1)	2,786,838	4,248,422	651,099
Amounts due to related parties	56,977	50,193	7,692
Current portion of finance lease liabilities	220,363	362,760	55,595
Current portion of long-term borrowings	32,500	165,328	25,338
Current portion of deferred government grant	2,595	2,074	318
Current portion of operating lease liabilities	410,422	427,114	65,458
Total current liabilities	5,704,843	7,566,924	1,159,681

1.    ORGANIZATION (CONTINUED)

	As of December 31,
	2019	2020
	RMB	RMB	US$
Non-current liabilities:
Amounts due to inter-companies (1)	1,020,972	1,020,972	156,471
Amounts due to related parties	745,899	747,746	114,597
Long-term borrowings	79,500	570,135	87,377
Non-current portion of finance lease liabilities	549,669	299,399	45,885
Unrecognized tax benefits	1,991	68,317	10,470
Deferred tax liabilities	82,725	155,281	23,798
Non-current portion of deferred government grant	5,906	4,100	628
Non-current portion of operating lease liabilities	529,546	497,268	76,210
Total non-current liabilities	3,016,208	3,363,218	515,436
Total liabilities	8,721,051	10,930,142	1,675,117

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Net revenues	2,532,854	2,858,176	3,885,141	595,424
Net profit	52,986	111,592	73,748	11,302

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Net cash generated from operating activities	693,620	495,308	748,418	114,700
Net cash generated from (used in) investing activities	132,522	(1,247,764)	(1,943,358)	(297,833)
Net cash (used in) generated from financing activities	(423,467)	885,286	1,302,082	199,553
Net increase in cash and cash equivalents and restricted cash	402,705	132,830	107,142	16,420

(1)	Amounts due to inter-companies consist of intercompany payables to the other companies within the Company for the purchase of telecommunication resources and property and equipment on behalf of the Consolidated VIEs.